CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net (loss) income	$ (51,749)	$ 678,555	$ 1,910,392	$ 837,468
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(841,181)	(961,912)	(2,366,001)	(3,821,319)
Unrealized loss on investments held in Trust Account	34,096	27,399	(38,396)	3,298
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(39,939)	(36,550)	(115,006)	72,467
Accrued expenses	600,921	54,761	210,811	2,043,433
Net cash used in operating activities	(297,852)	(237,747)	(353,623)	(864,653)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for working capital purposes	0	300,000	0	600,000
Net cash provided by (used in) investing activities	0	300,000	(86,250,000)	600,000
Net Change in Cash	(297,852)	62,253	1,129,684	(264,653)
Cash – Beginning of period	865,031	1,129,684	0	1,129,684
Cash – End of period	$ 567,179	$ 1,191,937	$ 1,129,684	$ 865,031